Segment Reporting - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2014 Segment	Jun. 30, 2013 Segment	Jun. 30, 2014 Segment	Jun. 30, 2013 Segment
Segment Reporting [Abstract]
Number of reportable segments	4	4	4	4